Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₩ 31,781,196	₩ 29,596,698	₩ 29,400,141
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	79,126,651	74,244,164
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(47,321,104)	(44,623,184)
Government grants	(24,351)	(24,282)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,103,165	2,702,715	2,590,087
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,103,218	2,702,768
Land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(53)	(53)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,174,894	4,204,450	4,161,400
Buildings [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,102,634	9,802,539
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,922,285)	(5,592,600)
Government grants	(5,455)	(5,489)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,162,927	3,131,795	3,025,226
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,989,634	6,683,546
Structures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,826,658)	(3,551,692)
Government grants	(49)	(59)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,422,830	16,420,156	16,857,307
Machinery and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	52,198,121	50,090,721
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(35,767,810)	(33,663,244)
Government grants	(7,481)	(7,321)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	52,131	46,030	37,156
Vehicles [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	337,932	324,073
Vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(284,897)	(277,437)
Government grants	(904)	(606)
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	90,961	77,795	60,301
Tools [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	497,173	453,297
Tools [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(405,844)	(375,212)
Government grants	(368)	(290)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	173,345	166,162	127,459
Furniture and fixtures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	796,405	752,314
Furniture and fixtures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(622,944)	(585,881)
Government grants	(116)	(271)
Lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	921,198	867,746
Lease assets [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,299,779	1,288,639
Lease assets [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(378,581)	(420,893)
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	141,720	154,682	149,965
Bearer plants [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	180,486	185,234
Bearer plants [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(38,766)	(30,552)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,538,025	1,825,167	₩ 1,617,540
Construction-in-progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,621,269	1,961,033
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(73,266)	(125,620)
Government grants	₩ (9,978)	₩ (10,246)